INTERIM CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
INTERIM CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE LOSS
Revenue	$ 11,013	$ 9,916
Cost of revenue	3,989	4,188
Gross profit	7,024	5,728
Operating expenses:
Research and development	4,901	6,014
Selling and marketing	6,829	7,081
General and administrative	5,342	6,079
Share listing expense		46,717
Transaction-related costs		3,703
Total operating expenses	17,072	69,594
Operating loss	(10,048)	(63,866)
Change in fair value of warrants	(1,040)	7,404
Finance income	1,275	1,690
Finance expenses	(137)	(223)
Financing income, net	1,138	1,467
Loss before income taxes	(9,950)	(54,995)
Income taxes (tax benefit), net	(20)	3
Loss	(9,930)	(54,998)
Other comprehensive income (loss) (net of tax effect):
Total comprehensive loss	$ (9,930)	$ (54,998)
Basic loss per Ordinary share	$ (0.21)	$ (1.33)
Diluted loss per Ordinary share	$ (0.21)	$ (1.33)
Weighted average number of shares outstanding used to compute basic loss per share	48,057,015	41,802,993
Weighted average number of shares outstanding used to compute diluted loss per share	48,057,015	41,802,993